SCHEDULE OF ACCRUED AND OTHER LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Credit card payable	$ 18,533		$ 53,240
Insurance premium	134,225	187,198
Attorney fees payable	125,000		56,957
Audit fees payable	176,400	33,033	71,532
Other professional fees payable			24,682
Other payable	218,569	481,613	13,404
Total accrued expenses and other liabilities	$ 672,727	701,844	219,815
Previously Reported [Member]
Credit card payable
Insurance premium		187,198
Attorney fees payable
Audit fees payable		33,033
Other payable		481,613
Total accrued expenses and other liabilities		$ 701,844	$ 219,815